Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 16,978	$ 14,745	$ 12,372	$ 9,975	$ 5,010
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of asset	52				52
Depreciation, amortization, and impairment of intangible assets	7,002	5,712	21,166	7,213	9,624
Write-off of unamortized debt issuance costs	335
Deferred income taxes	173		(9,640)	32	(2,924)
Stock-based compensation	883	83	120	629	580
Interest Expense Debt Issuance Costs and Amortization	946	947	1,254	1,997	3,027
Interest income on notes receivable from stockholders	(57)	(80)	(108)	(103)	(98)
Changes in operating assets and liabilities:
Trade accounts receivable	(4,734)	(3,216)	(5,392)	1,610	(1,431)
Prepaid expenses and other current assets	841	1,937	(94)	(664)	(1,392)
Income tax receivable	(800)
Other assets	(12)	30	372	(394)	(116)
Accrued salaries and benefits	(794)	1,141	2,542	(69)	1,349
Accounts payable	1,518	363	(3)	(255)	(91)
Other current liabilities	(1,262)	4,434	5,184	(1,882)	1,015
Income taxes payable	(90)
Deferred revenue	285		2,214
Estimated liability for appeals	3,205		450
Other liabilities	306	(91)	(1,452)	125	1,028
Net cash provided by operating activities	24,775	26,005	28,985	18,214	15,633
Cash flows from investing activities:
Purchase of property, equipment, and leasehold improvements	(7,355)	(4,237)	(6,111)	(4,921)	(4,877)
Purchase of perpetual software license and computer equipment	(837)
Net cash used in investing activities	(8,192)	(4,237)	(6,111)	(4,921)	(4,877)
Cash flows from financing activities:
Borrowing under notes payable	156,000
Borrowing under line of credit	4,500				948
Redemption of preferred stock	(60,286)
Repayment of notes payable	(100,656)	(11,074)	(13,948)	(9,967)	(10,865)
Repayment of line of credit	(12,698)
Debt issuance costs paid	(3,061)			(1,172)	(1,023)
Proceeds from exercise of stock options	137
Proceeds from issuance of stock	12,844
Receipt from stockholders	2,323
Payment to stockholders	(1,761)
Purchase of treasury stock	(1,225)
Payment of purchase obligation	(500)
Net cash used in financing activities	(4,383)	(11,074)	(13,948)	(11,139)	(10,940)
Net increase in cash and cash equivalents	12,200	10,694	8,926	2,154	(184)
Cash and cash equivalents at beginning of year	20,004	11,078	11,078	8,924	9,108
Cash and cash equivalents at end of year	32,204	21,772	20,004	11,078	8,924
Noncash financing activities:
Note payable payment-in-kind					3,000
Supplemental disclosures of cash flow information:
Cash paid for income taxes	12,415	9,425	15,830	6,209	9,397
Cash paid for interest	8,358	8,489	12,246	13,048	14,095
Cash paid as debt extinguishment	3,344
Supplemental disclosure of non-cash investing and financing activities:
Obligation to sellers of perpetual license	3,250
Issuance of common stock as part of debt issuance costs	$ 2,796